Form N-1A Cover	Aug. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 07, 2025
Prospectus Date	Mar. 01, 2025